Prospectus Supplement
dated December 7, 1998 to:

PUTNAM VARIABLE TRUST (THE "TRUST")                   48541 12/98
Prospectuses dated April 30, 1998 and April 30, 1998, as revised
July 2, 1998

In the section entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of Putnam VT Health Sciences Fund is replaced with the following:

                                    BUSINESS EXPERIENCE
                           YEAR    (AT LEAST 5 YEARS)
                           ----    -----------------------------

PUTNAM VT HEALTH SCIENCES FUND

Richard B. England         1998     Employed as an investment
professional
Senior Vice President               by Putnam Management since
1992.

David G. Carlson           1998     Employed as an investment
professional
Senior Vice President               by Putnam Management since
1992.

Margery C. Parker          1998     Employed as an investment
professional
Senior Vice President               by Putnam Management since
1997.
                                    Prior to December 1997, Ms.
Parker was
                                    a Vice President and
Portfolio Manager
                                    at Keystone Investments.

40009-15
                                    HV-2306

NS-2069   2